FINANCIAL INSTRUMENTS (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Movement	R$ (3,278,956)	R$ 805,749	R$ (243,942)
Realization	137,082	(240,886)	R$ (1,393,034)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(1,656,088)
Movement	(4,423,732)
Realization	159,324
Fair value, net of taxes, ending	(5,920,496)	(1,656,088)
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(2,509,225)
Movement	(6,702,625)
Realization	241,400
Fair value, net of taxes, ending	(8,970,450)	(2,509,225)
Income Tax And Social Contribution On Cash Flow Hedge Accounting [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	853,137
Movement	2,278,893
Realization	(82,076)
Fair value, net of taxes, ending	R$ 3,049,954	R$ 853,137